PERSONNEL EXPENSES (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries and wages	CAD 194	CAD 183
Share-based compensation expense (Note 23)	73	46
Short-term incentive plan	45	35
Pension plan expense	20	17
Health, savings plan and other benefits	18	18
Personnel expenses	CAD 350	CAD 299